DESCRIPTION OF THE PLAN - Matching Employer Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
Less than 1 year of service
EBP, Description of Plan [Line Items]
Length of Service	1 year
Matching percentage	0.00%
1 to 3 years of service
EBP, Description of Plan [Line Items]
Matching percentage	60.00%
Participant compensation matched, percentage	3.00%
1 to 3 years of service | Minimum
EBP, Description of Plan [Line Items]
Length of Service	1 year
1 to 3 years of service | Maximum
EBP, Description of Plan [Line Items]
Length of Service	3 years
3 years of service or more
EBP, Description of Plan [Line Items]
Length of Service	3 years
Matching percentage	60.00%
Participant compensation matched, percentage	6.00%